Provision for Income Taxes (Details) $ in Millions		12 Months Ended
	Mar. 21, 2018 HKD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Provision for Income Taxes [Line Items]
Singapore corporate income tax at a rate		17.00%
Profits tax	$ 2	$ 2
Profit taxed	$ 2
Taxed percent	8.25%
Operating loss carryforwards			$ 47,166
Deferred tax assets operating losses carryforwards			$ 10,626
Minimum [Member]
Provision for Income Taxes [Line Items]
Taxed percent	16.50%
Maximum [Member]
Provision for Income Taxes [Line Items]
Taxed percent	16.50%
Hong Kong [Member]
Provision for Income Taxes [Line Items]
Assessable profits tax		16.50%
Taxed percent		8.25%